New Standards and interpretations	12 Months Ended
Dec. 31, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New Standards and interpretations	New Standards and interpretations
4.1.    New standards and interpretations adopted during the year
Amendments to IAS 1 – Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants
The amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations or events of the Company after the reporting date.
The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity. The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively in accordance with the normal requirements of IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The Company does not expect the adoption of these amendments to have a material impact on the Company’s consolidated financial statements and will continue to evaluate any additional disclosure requirements, as applicable.
Amendments to IFRS 16 – Lease liability in sale and leaseback
The amendments to IFRS 16 Leases to specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. The amendments are effective for annual reporting periods beginning on or after January 1, 2024. The Company does not expect the adoption of these amendments to have a material impact on the Company’s consolidated financial statements.
Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements
The amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures require specific disclosures addressing the presentation of liabilities and the associated cash flows arising out of supplier finance arrangements. The disclosure requirements in the amendments are intended to assist users of consolidated financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows, and exposure to liquidity risk. The amendments are effective for annual reporting periods beginning on or after January 1, 2024. The Company does not expect the adoption of these amendments to have a material impact on the Company’s consolidated financial statements.
IFRS 8 – Disclosure of Revenues and Expenses for Reportable Segments
The Interpretation, issued in July 2024, clarifies how an entity discloses specific information about assets, liabilities and profit or loss by segment. The Interpretation specifically addresses the following:
–whether an entity is required to disclose the specified amounts in paragraph 23(a)–(i) of IFRS 8 for each reportable segment if those amounts are not reviewed separately by the chief operating decision maker (CODM);
–whether an entity is required to disclose the specified amounts in paragraph 23(f) of IFRS 8 for each reportable segment if the entity presents or discloses those specified amounts applying a requirement in IFRS Accounting Standards other than paragraph 97 of IAS 1 Presentation of Financial Statements; and
–how an entity determines ‘material items’ in paragraph 23(f) of IFRS 8
The Company has considered the impact on the consolidated financial statements from the application of the International Financial Reporting Interpretations Committee agenda. See Note 29: Segment Information.
4.2.    New standards and interpretations not yet adopted during the year
Amendments to IAS 21 - Lack of Exchangeability
The amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates will require the application of a consistent approach when assessing whether a currency can be exchanged for another currency and, when it cannot, determining the exchange rate to be used, and the related disclosures. The amendments are effective for annual reporting periods beginning on or after January 1, 2025, with earlier adoption permitted. The Company does not expect the adoption of these amendments to have a material impact on the Company’s consolidated financial statements.
Amendments to IFRS 9 and IFRS 7 – Amendments to the Classification and Measurement of Financial Instruments
The amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures clarify the requirements for the timing of recognition and derecognition of certain financial assets and liabilities, add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion and add new disclosures for certain instruments with contractual terms that can change cash flows. The amendments will be effective for annual reporting periods beginning on or after January 1, 2026, with early application permitted subject to any endorsement process. The Company does not expect the adoption of these amendments to have a material impact on the Company’s consolidated financial statements.
Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity
In December 2024, the IASB issued amendments to IFRS 9 and IFRS 7 to help entities better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements. The amendments include clarifying the application of the own-use requirements, permitting hedge accounting if these contracts are used as hedging instruments, and adding new disclosure requirements to enable investors to understand the effect of these contracts on an entity’s financial performance and cash flows. The amendments are effective for annual periods beginning on or after January 1, 2026. The Company does not expect the adoption of this standard to have a material impact on the Company’s consolidated financial statements.
IFRS 18 – Presentation and Disclosure in Financial Statements
This new standard will replace IAS 1 Presentation of Financial Statements. While retaining many of the existing principles of IAS 1, it is focused on the specification of a structure for the consolidated statement of comprehensive income, composed of categories and required subtotals. Items in the statement of profit or loss will be classified into one of three categories: operating, investing, financing. Specified subtotals and totals will be required being the main change the mandatory inclusion of the subtotal “Operating profit or loss.” The adoption of this standard will be effective for the annual periods beginning on or after January 1, 2027, and earlier adoption is permitted. The Company is currently analyzing the potential impacts of adoption of this standard in the presentation of financial statements (in particular comprehensive income statement) and disclosures of management performance measures.
IFRS 19 – Subsidiaries without Public Accountability: Disclosures
This new standard works alongside other IFRS Accounting Standards. IFRS 19 is a voluntary standard which allows “Eligible” subsidiaries to use IFRS Accounting Standards with reduced disclosure requirements. IFRS 19 is a disclosure-only standard and works alongside other IFRS Accounting Standards for recognition, measurement, and presentation requirements. The adoption of this standard will be effective for annual reporting periods beginning on or after January 1, 2027. The Company does not expect the adoption of this standard to have a material impact on the Company’s consolidated financial statements.